Grant revenue - R&D tax incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Grant revenue
Refundable R&D tax offset for the year	$ 651	$ 753
R&D tax credit recoveries	$ 651	$ 753